Prepayments and other current assets (Tables)	6 Months Ended
Jun. 30, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepayment and Other Current Assets
Prepayments and other current assets consist of the following:

			As of
			December 31, 2021	June 30, 2022
			RMB	RMB	US$
Receivables on behalf of third party advertising companies	(i	)	12,599	4,902	732
Prepaid service fee			11,410	9,907	1,479
VAT and other surcharges			5,618	3,725	556
Investment in a convertible loan			4,221	4,463	666
Loans granted to equity investees	(ii	)	3,000	5,000	746
Office rental deposit			919	926	138
Prepaid media cost			551	1,635	244
Receivables from sales of shares on behalf of employees			180	393	59
Others			8,172	3,287	492

Total prepayments and other current assets			46,670	34,238	5,112

(i)
Starting from January 1, 2021, the Company has fully exited the Targeted Marketing business and this balance represents the receivables the Company acts as agent and collects on behalf of third party advertising companies for targeted marketing related services.

(ii)
For the six months ended June 30, 2021 and 2022, the Company recognized impairment charges on loans granted to equity investees of nil and RMB666 (US$99). The Company evaluates the impairment of the equity investments without readily determinable fair value along with loans the Company granted to those investees.